Income Tax Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Current	$ (1,285)	$ (1,927)	$ (3,935)	$ (3,308)
Deferred	(941)	507	671	1,180
Income tax expense	$ (2,226)	$ (1,420)	$ (3,264)	$ (2,128)